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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933.

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:     (800) 338-3383

Date of fiscal year end:     6/30/17

Date of reporting period:     7/1/16 to 6/30/17  .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2017 IS ATTACHED BELOW.

PFM Funds

Annual Report

June 30, 2017

pfm FUNDS

TABLE OF CONTENTS

Message from the Investment Manager	1

Report of Independent Registered Public Accounting Firm	3

Financial Highlights	4

Financial Statements	6

Notes to Financial Statements	9

PFM Funds Board of Trustees and Officers	14

Information About Fund Expenses	16

Other Fund Information	16

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) files its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2017 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the year ended June 30, 2017. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

The slow, steady expansion of the U.S. economy continued in the first half of the year, with July 2017 poised to be the 97th month of continuous expansion since the end of the 2008 financial crisis. This is the third-longest expansion streak in U.S. history, after the tech boom that ended in the early 2000s and the decade of the 1960s. In this recovery the pace of growth has been slow but steady, ranging around 2%. Consumer spending has been the main driver, accounting for approximately 70% of gross domestic product.

The economy gained unexpected but brief momentum in the second half of 2016 with the U.S. Presidential election results fueling a burst of market optimism. This led to a surprising post-election domestic equity rally and a notable rise in interest rates, allowing the Federal Reserve (the “Fed”) the opportunity to raise the overnight bank rate in December 2016, following an unusually long 12-month period since its first rate hike of this business cycle.

The Fed also laid out a path for additional rate increases in 2017, and by June increased rates twice to its current level of 1.00-1.25%. Later this year, we believe the Fed will likely take the first steps to reduce its purchases of open market securities, which have swelled its balance sheet to nearly $4.5 trillion. Higher overnight rates and a shrinking balance sheet should result in higher interest rates across the entire yield curve, though for reasons described below, we do not expect the increases to be sudden or sharp.

The Fed has a dual mandate to promote a healthy labor market and keep core inflation around 2%. In recent months, the unemployment rate fell below 4.5%, evidence that the first mandate is being successfully addressed. The bigger issue limiting the Fed’s efforts to tighten monetary policy is the modest level of inflation. At this time, most measures indicate inflation remains under the desired 2% level. Long-term interest rates are strongly influenced by inflation expectations, and modest inflation has dampened the outlook for price increases in future years.

Very low interest rates in other developed economies are another constraint. 10-year U.S. Treasury rates have recently hovered around 2.25%. By contrast, 10-year German government bond rates have been under 0.25% and Japanese rates are barely above zero. These levels effectively create a cap on interest rates in the U.S. since investor capital flows freely among countries.

The pace of economic growth in non-U.S. developed nations has lagged behind growth in the U.S. for several years, but the balance seems to have changed in recent months, and many economists have raised their forecasts for global growth while moderating their outlooks for the U.S. In addition, the force of political uncertainty fed by the vote in June 2016 for the United Kingdom to exit the European Union and the possibility that France would elect a populist/nationalist has receded.

Reduced tensions in Europe have been a counter-weight to the rising political uncertainty in the U.S. The election of President Donald Trump in November initially led investors to factor in a strong set of pro-growth government policies, including an infrastructure investment plan, reduction in Federal regulation of the economy and large tax cuts. The “Trump trade” dominating markets from November through the first months of 2017 bid equity prices up sharply and pushed long-term interest rates higher. This momentum petered out in the early months of this year because policy changes have yet to be put in place.

In the coming months, instead of leading the global economy ahead, the U.S. economy, particularly U.S.-based global businesses, is likely to depend on an improved global economy more heavily for momentum.

Money Market Reform

Markets have also been impacted by new regulations of the Securities and Exchange Commission (the “SEC”) governing prime money market funds, which took effect in October 2016. The rules implemented variable net asset value requirements for shares of prime institutional funds and redemption gates, among other changes. Liquidity fees drove many investors out of prime funds and into government funds, which generally have lower yields but are not required to impose these fees. This shift had the effect of depressing demand for commercial paper and negotiable certificates of deposit, increasing the demand for short-term government securities and pushing interest rates higher for these sectors.

In anticipation of the SEC’s rule changes, the Board of Trustees of PFM Funds (the “Board”) voted to convert the Trust’s Prime Series into a government money market fund effective on October 3, 2016 (the “Conversion”). In conjunction with this change, Prime Series was renamed Government Select Series and its investments have been limited to government securities. The Conversion went well and was completed on schedule.

PFM Funds Annual Report | June 30, 2017       1

After the Conversion, PFM Funds had two government money market fund portfolios with virtually identical investment policies. To allow for more efficient management of the portfolios, the Board voted to close the original government money market fund, Government Series, effective December 29, 2016. Investors in Government Series were offered the opportunity to invest in the Government Select Series.

Fund Strategy

Our portfolio management team employed active management of the Fund’s portfolio in 2016 to position it for the successful transition to a government money market fund and to maintain ample liquidity during this period of change. This led us to shorten the weighted average last summer and fall and to replace maturing money market instruments with qualifying government securities.

With the transition completed, we returned to maintaining a weighted average maturity and maturity structure appropriate for a market where the Fed continues to modestly tighten monetary policy. Thus, in the weeks leading up to the Fed’s June rate hike, we shortened maturities to position the portfolio for higher rates and seek protection from market value erosion; after the hike we extended it modestly to capture higher yields. As a result, the Fund’s yield rose significantly in response to the Fed action. We expect to maintain this posture in coming months, balancing the opportunity for higher yields in longer-maturing investments with the goal of protecting the Fund’s net asset value if rates rise.

As economic outlooks and markets change, we are on alert for indicators showing the pace of rate hikes accelerating due to quickening economic activity and rising or diminishing inflation. We are ready to adjust portfolio strategy in either case. As always, our primary objectives are to protect the value of the Fund’s shares and to provide liquidity for investors. We will continue to work hard toward achieving these goals, and focus on increasing investment yield after more than eight years of near-zero interest rates.

We look forward to continuing our work as investment adviser to the Trust in developing and implementing effective investment strategies consistent with your financial objectives.

Respectfully,

PFM Asset Management LLC

June 30, 2017

2       PFM Funds Annual Report | June 30, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statement of net assets of the PFM Funds Government Select Series (the “Fund”) as of June 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Institutional Class and Colorado Investors Class) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PFM Funds Government Select Series at June 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights (Institutional Class and Colorado Investors Class) for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 28, 2017

PFM Funds Annual Report | June 30, 2017       3

FINANCIAL HIGHLIGHTS

Government Select Series - Institutional Class

For a share outstanding throughout each period(1)

	Year Ended June 30,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.004	0.003	0.001	0.001	0.002
Total From Operations	0.004	0.003	0.001	0.001	0.002
Less: Distributions
Net Investment Income	(0.004)	(0.003)	(0.001)	(0.001)	(0.002)
Total Distributions	(0.004)	(0.003)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.41%	0.30%	0.07%	0.08%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$948,853	$1,555,873	$1,815,312	$2,052,845	$2,110,672
Ratio of Expenses to Average Net Assets	0.19%	0.16%	0.15%	0.16%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20%	0.18%	0.18%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.28%	0.07%	0.07%	0.17%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.40%	0.26%	0.04%	0.07%	0.17%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment policies of Government Select Series.

The accompanying notes are an integral part of these financial statements.

4       PFM Funds Annual Report | June 30, 2017

FINANCIAL HIGHLIGHTS

Government Select Series - Colorado Investors Class

For a share outstanding throughout each period(1)

	Year Ended June 30,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.005	0.003	0.001	0.001	0.002
Total From Operations	0.005	0.003	0.001	0.001	0.002
Less: Distributions
Net Investment Income	(0.005)	(0.003)	(0.001)	(0.001)	(0.002)
Total Distributions	(0.005)	(0.003)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.46%	0.33%	0.10%	0.11%	0.21%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$231,019	$376,919	$453,198	$758,692	$398,048
Ratio of Expenses to Average Net Assets	0.14%	0.13%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.18%	0.17%	0.17%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.44%	0.31%	0.10%	0.10%	0.19%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.40%	0.27%	0.06%	0.07%	0.15%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment policies of Government Select Series.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2017       5

STATEMENT OF NET ASSETS

Government Select Series

June 30, 2017

		Maturity	Face
Rate(1)		Date(2)	Amount	Value
U.S. Government & Agency Obligations (54.1%)
Federal Farm Credit Bank Notes
1.20	%(3)	11/14/18	$20,000,000	$19,997,790
1.16	%(3)	4/15/19	15,000,000	14,997,305
1.18	%(3)	6/6/19	16,000,000	15,996,910
Federal Home Loan Bank Discount Notes
1.02%		7/13/17	10,000,000	9,996,600
1.01%		7/14/17	68,500,000	68,475,053
1.03%		8/4/17	50,000,000	49,951,597
0.95%		8/11/17	40,000,000	39,956,722
0.99%		8/30/17	41,816,000	41,747,004
1.00%		9/1/17	45,978,000	45,899,212
1.04%		9/13/17	75,000,000	74,839,821
1.05%		9/15/17	50,000,000	49,889,378
Federal Home Loan Bank Notes
0.69%		8/28/17	21,950,000	21,951,987
U.S. Treasury Bill
0.95%		10/26/17	20,000,000	19,938,575
U.S. Treasury Notes
1.16%		7/17/17	98,504,950	98,605,281
0.75%		10/2/17	10,000,000	10,028,156
0.81%		10/2/17	11,400,000	11,394,636
0.86%		10/31/17	20,000,000	20,067,130
0.86%		10/31/17	15,000,000	14,994,406
0.83%		11/15/17	10,000,000	10,127,435
Total U.S. Government & Agency Obligations				638,854,998
Repurchase Agreements (45.7%)
Credit Agricole
1.08%		7/3/17	89,000,000	89,000,000
(Dated 6/30/17, repurchase price $89,008,010, collateralized by U.S. Treasury securities, 1.50%, maturing 10/31/19 - 8/15/26, market value $90,788,255)
Federal Reserve Bank of New York
1.00%		7/3/17	400,000,000	400,000,000
(Dated 6/30/17, repurchase price $400,033,333, collateralized by U.S. Treasury securities, 3.125% - 4.625%, maturing 5/15/38 - 11/15/41, market value $400,033,410)
Goldman Sachs
1.07%		7/17/17	50,000,000	50,000,000
(Dated 6/15/17, repurchase price $50,047,556, collateralized by Ginnie Mae certificates, 2.50% - 4.00%, maturing 7/20/44 - 6/20/47, market value $51,027,285)
Total Repurchase Agreements				539,000,000
Total Investments (99.8%)				1,177,854,998
Other Assets in Excess of Other Liabilities (0.2%)(4)				2,017,100
Net Assets (100.0%)				$1,179,872,098
Net Assets Consist of:
Institutional Class Shares (applicable to 948,853,236 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)				948,853,236
Colorado Investors Class Shares (applicable to 231,018,862 outstanding shares of beneficial interest (unlimited shares authorized; no par value; equivalent to $1.00 per share)				231,018,862

(1)	Yield to maturity at original cost unless otherwise noted.
(2)	Actual maturity dates.
(3)	Floating Rate Note. Rate shown is that which was in effect at June 30, 2017.
(4)	Includes fees payable to PFM Asset Management LLC of $154,839. There were no fees payable to the Trust’s Independent Trustees at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

6       PFM Funds Annual Report | June 30, 2017

STATEMENT OF OPERATIONS

Government Select Series

Year Ended June 30, 2017

Investment Income
Interest Income	$13,620,689
Expenses
Investment Advisory Fees	1,755,289
Administrative Fees	517,121
Transfer Agent Fees:
SNAP Fund Class	1,323,822
Institutional Class	814,704
Colorado Investors Class	170,382
Audit Fees	40,230
Cash Management Fees:
SNAP Fund Class	6,783
Institutional Class	50,991
Colorado Investors Class	554
Custody Fees	43,817
Legal Fees	249,583
Insurance Premiums	74,010
Registration Fees	35,242
Other Expenses	83,727
Total Expenses	5,166,255
Less: Investment Advisory Fee Waivers	(281,703)
Transfer Agent Fee Waivers:
SNAP Fund Class	(1,323,822)
Colorado Investors Class	(77,550)
Expenses Paid Indirectly	(60,004)
Net Expenses	3,423,176
Net Investment Income	10,197,513
Net Realized Gain on Sale of Investments	14,272
Net Increase in Net Assets Resulting from Operations	$10,211,785

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2017       7

STATEMENTS OF CHANGES IN NET ASSETS

Government Select Series

	Year Ended	Year Ended
	June 30,	June 30,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$10,197,513	$18,059,946
Net Realized Gain on Sale of Investments	14,272	389,214
Net Increase in Net Assets	10,211,785	18,449,160
Distributions
Net Investment Income, Inclusive of Net Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(4,909,195)	(11,600,136)
Institutional Class Shares	(4,221,022)	(5,611,973)
Colorado Investors Class Shares	(1,081,568)	(1,237,051)
Total Distributions	(10,211,785)	(18,449,160)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,573,309,422	2,637,145,164
Institutional Class Shares	14,759,430,490	42,632,670,299
Colorado Investors Class Shares	606,878,990	1,257,727,799
Redeemed:
SNAP Fund Class Shares	(4,545,564,446)	(3,198,411,319)
Institutional Class Shares	(15,370,671,668)	(42,897,720,859)
Colorado Investors Class Shares	(753,860,885)	(1,335,244,190)
Distributions Reinvested:
SNAP Fund Class Shares	4,909,195	11,600,136
Institutional Class Shares	4,221,022	5,611,973
Colorado Investors Class Shares	1,081,568	1,237,051
Net Decrease from Capital Share Transactions	(3,720,266,312)	(885,383,946)
Total Decrease in Net Assets	(3,720,266,312)	(885,383,946)
Net Assets
Beginning of Year	4,900,138,410	5,785,522,356
End of Year	$1,179,872,098	$4,900,138,410

The accompanying notes are an integral part of these financial statements.

8       PFM Funds Annual Report | June 30, 2017

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of one investment portfolio: Government Select Series (previously known as Prime Series). The Trust previously had a second investment portfolio, Government Series, which was terminated effective December 29, 2016, by action of the Trust’s Board of Trustees (the “Board”).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities)(“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in the types of obligations in which the Fund is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, the Fund was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. The Fund currently offers Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). The Fund previously offered SNAP® Fund Class shares (“SNAP Fund Class”), however, the Board approved the termination of the SNAP Fund Class, effective March 1, 2017.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost valuation method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost values and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective class on the last day of each month. Income, common expenses and realized gains and losses are allocated to each of the classes of shares of the Fund, based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate. Prior to the termination of Government Series, expenses specific to a series of the Trust were allocated to the specific series to which they related and common expenses of the Trust, such as legal, board and insurance fees, were allocated to the series of the Trust based on the relative net assets of each series when incurred.

4.	The Fund invests in repurchase agreements collateralized by U.S. Government and Agency obligations. Collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of

PFM Funds Annual Report | June 30, 2017       9

default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by Government Select Series at June 30, 2017 is $539,000,000 and they are collateralized by $541,848,950 of non-cash collateral.

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2017, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If held within the investment portfolio, the fair value of any investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2017.

E.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Fund.

The investment advisory fees payable by the Fund under its investment advisory agreement with PFM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

The administration fees payable by the Fund under its administration agreement with PFM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

10       PFM Funds Annual Report | June 30, 2017

Fees for transfer agency services provided by PFM to the Fund are calculated at the following annual rates of the average daily net assets of the Fund or applicable share class thereof:

Class	Applicable Rate
SNAP Fund Class	0.10%
Institutional Class	0.08%
Colorado Investors Class	0.07%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of the Fund (the “Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by the Fund, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of the Fund for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, the Fund will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of the Fund making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of the Fund to PFM under its agreements with the Trust, as in effect on the effective date of the Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

PFM also previously entered into an agreement with the Treasury Board of the Commonwealth of Virginia (“SNAP Agreement”) which limited aggregate investment advisory, administration and transfer agency fees payable to PFM by the SNAP Fund Class to an effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the next $2 billion of average daily net assets of the SNAP Fund Class and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis. The limitations imposed on PFM’s fees by the SNAP Agreement expired effective March 1, 2017. Any fees waived prior to November 1, 2013 or waived pursuant to PFM’s agreement relating to the SNAP Agreement are not subject to future payment by the Fund to PFM pursuant to the Fee Reduction Agreement.

The Fee Reduction Agreement terminated July 1, 2014, when the current investment advisory agreement became effective. In order to maintain in effect the fee reduction arrangements under the Fee Reduction Agreement, PFM and the Trust entered into a Fee Deferral Agreement on behalf of the Fund (the “Fee Deferral Agreement”). The Fee Deferral Agreement is the same in all material respects as the Fee Reduction Agreement. At such time, PFM and the Trust also entered into a fee waiver agreement relating to the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the Institutional Class, Colorado Investors Class and the former SNAP Fund Class of the Fund will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement, including fees waived pursuant to the SNAP Agreement, are not recoverable by PFM under the Fee Deferral Agreement.

The Fee Deferral Agreement expired June 30, 2016; however the SNAP Agreement limitations remained through the March 1, 2017 termination date of the SNAP Fund Class. Pursuant to the SNAP Agreement, PFM waived $281,703 of investment advisory fees payable by the Fund and $1,323,822 of transfer agent fees payable by the SNAP Fund Class for the year ended June 30, 2017. These fee waivers are not recoverable by PFM.

The chart that follows depicts fees relating to the Fund waived by PFM which are subject to the Fee Reduction Agreement since inception of that agreement. The chart also shows the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Fee Reduction Agreement and the Fee Deferral Agreement both during the year ended June 30, 2017 and cumulatively, as well as the amounts which remain recoverable as of June 30, 2017 and the fiscal year in which recoverable unreimbursed amounts expire.

PFM Funds Annual Report | June 30, 2017       11

	Institutional Class	Colorado Investors Class
	Transfer Agent Fees	Transfer Agent Fees
Waived fees:
Prior periods	$211,172	$308,567
Current period	–	77,550
Total waived fees	211,172	386,117
Amounts reimbursed	–	–
Amounts unrecoverable:
Prior periods	–	–
Current period	(47,931)	(122,198)
Remaining recoverable	$163,241	$263,919
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2018	$163,241	$104,390
June 30, 2019	–	81,979
June 30, 2020	–	77,550
	$163,241	$263,919

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Shares of the Fund to bear certain expenses in connection with the distribution of such shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Shares, in an amount not to exceed 0.25% of the Institutional Share’s average daily net asset value in any year. Payments made under the Distribution Plan may be made only as determined from time to time by the Board. For the year ended June 30, 2017, there were no expenses paid by the Institutional Shares pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the year ended June 30, 2017, cash management fees payable by the Fund were reduced by $60,004 as a result of earnings credits from cash balances maintained with its depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

F.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to the Fund’s investment portfolio as of June 30, 2017 have been provided for the information of shareholders.

Credit Risk

The Fund’s investment policies are outlined in the Prospectus and are further described in the Statement of Additional Information. The Fund may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

As of June 30, 2017, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	10.4%
A-1+	32.3%
Exempt*	57.3%

* Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2017.

12       PFM Funds Annual Report | June 30, 2017

Concentration of Credit Risk

The Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

The Fund’s investments at June 30, 2017 included the following issuers which individually represented greater than 5% of the total assets of the Fund:

Issuer	%
Credit Agricole*	7.5%
Federal Home Loan Banks	34.1%
Federal Reserve Bank of New York*	33.9%
U.S. Treasury	15.7%

* These issuers are also counterparty to repurchase agreements entered into by the Fund. These repurchase agreements are fully collateralized by U.S. Government Securities.

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (2) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less.

The dollar-weighted average maturity of the investment portfolio of the Fund at June 30, 2017 was 29 days. The value and weighted average maturity of the types of investments held by the Fund at June 30, 2017 are as follows:

		Weighted Average
Type of Investments	Value	Maturity
Cash and Cash Equivalents	$1,034,724	1 Day
U.S. Government Agency:
Discount Notes	380,755,387	51 Days
Notes	72,943,992	20 Days
U.S. Treasury Bills	19,938,575	118 Days
U.S. Treasury Notes	165,217,044	57 Days
Repurchase Agreements	539,000,000	3 Days
Total	$1,178,889,722

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Annual Report | June 30, 2017       13

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until a successor is selected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the Board, subject to restrictions imposed by the 1940 Act, which are described in the Statement of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

INDEPENDENT TRUSTEES

Name, Position Held with Trust, (Served	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Since), Birthyear, Other Directorships Held	Fund Complex Overseen by Officer/Affiliated Trustee)
Robert R. Sedivy Trustee (1996), Chairman of Board (2008) Birthyear: 1946 Other directorships: Wakefield School	Retired. Vice President-Finance and Treasurer, The Collegiate School, Richmond, Virginia, 1988 to 2008; (1)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None

Owner, Jeffrey A. Laine, CPA LLC, 1984 to present; President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (1)

Michael P. Flanagan Trustee (2008), Chairman of the Governance Committee (2009) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2016; (1)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired. Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (1)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)

14       PFM Funds Annual Report | June 30, 2017

OFFICERS AND AFFILIATED TRUSTEES

Name, Position Held with Trust, (Served Since),	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Birthyear, Other Directorships Held	Fund Complex Overseen by Officer/Affiliated Trustee)
Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (1)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (1)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (1)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (1)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; (4)

Through September 30, 2016, each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) received from the Trust an annual retainer of $8,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Board and the Chairman of each committee of the Board received an additional $1,500 annual retainer. Effective October 1, 2016, the annual retainer each Independent Trustee receives decreased from $8,000 to $4,000 and the annual retainer paid to the Chairman of each committee decreased from $1,500 to $1,000. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the year ended June 30, 2017, total fees paid to the Independent Trustees were $41,250.

The Trust has previously established an Advisory Board; however, at June 30, 2017 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees and operates in accordance with the Committee’s charter. The Audit Committee functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met three times during the year ended June 30, 2017.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the year ended June 30, 2017.

The mailing address of each Trustee and Officer is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 338-3383.

PFM Funds Annual Report | June 30, 2017       15

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge transaction-based fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2017. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund
for the Six Months Ended June 30, 2017

Based on Actual Fund Expenses	Beginning	Ending	Expenses Paid per
and Returns	Account Value	Account Value	$1,000 During Period(1)
Governement Select Series:
Institutional Class Shares	$1,000.00	$1,002.66	$1.04
Colorado Investors Class Shares	$1,000.00	$1,002.88	$0.82
Based on Actual Fund Expenses and a
Hypothetical 5% Return
Governement Select Series:
Institutional Class Shares	$1,000.00	$1,023.75	$1.05
Colorado Investors Class Shares	$1,000.00	$1,023.97	$0.83

(1)	Expenses are equal to the Fund’s annualized expense ratios of 0.21% and 0.17% for the Institutional Class and Colorado Investors Class, respectively, multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Fund’s Investment Advisory Agreement

At a meeting held in person on June 15, 2017, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the renewal of the investment advisory agreement between the Trust, on behalf of Government Select Series, and PFM (the “Advisory Agreement”) for an additional annual period. In making its determination, the Board considered information furnished to it throughout the year in connection with its regular meetings, as well as materials furnished specifically for purposes of the Board’s evaluation of the proposal to renew the Advisory Agreement. In connection with its deliberations, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although attention was given by the

16       PFM Funds Annual Report | June 30, 2017

Trustees to all information furnished, no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The following discussion notes the primary considerations relevant to the Board’s deliberations and determination.

Nature, Scope and Quality of Services. The Board considered the nature, scope and quality of services provided by PFM pursuant to the Advisory Agreement. In this regard, the Board considered the structure and capabilities of PFM, including technology and operational support, which support the services provided to the Trust, as well as the experience and qualifications of PFM personnel providing services to the Trust. It also considered PFM’s research and portfolio management capabilities, its strong focus on credit review and analysis, and its administrative and compliance infrastructure, including PFM’s ability to provide all necessary administrative, transfer agency and other services to the Fund. The Board noted its overall satisfaction with the quality of services provided by PFM and concluded that the Fund was receiving all services required to be provided under the Advisory Agreement and that such services were of very high quality.

Comparative Fees and Expenses. The Board considered the fees and expenses of the Fund compared to the average and median fees and expenses of a peer group of institutional government money market funds and to the fees and expenses of local government investment pools (“LGIPs”) managed by PFM. It was noted that, for the twelve months ended March 31, 2017, the advisory fee of the Fund was lower than the average and median fees of peer group money market funds. It was also noted that the expense ratios of the Institutional Class and Colorado Investors Class of shares of the Fund, after fee waivers, were 0.171% and 0.124%, respectively, of net assets, which were lower than the average and median expense ratios of the peer group funds. As compared to LGIPs managed by PFM, the advisory fee payable by the Fund, as well as the expense ratios of the Fund’s two share classes, were within the lower range of fees and expenses of the LGIPs. The Board concluded, based on its review, that it was satisfied with the investment advisory fee payable by the Fund.

Investment Performance. The Board considered the investment performance of the Fund and evaluated the Fund’s performance as compared to performance information for: relevant benchmark indices of money market instruments; PFM managed LGIPs; and indices of institutional money market funds (including the iMoneyNet U.S. Prime Institutional Average Money Market Fund Index for periods through September 30, 2016, and the iMoneyNet U.S. Government Institutional Average Money Market Fund Index for subsequent periods, in light of the Fund’s conversion from a prime money market fund to a government money market fund, effective October 3, 2016). Based on its review, the Board concluded it significant that the performance of the Fund was superior on both a gross basis and a net basis to the performance of institutional money market funds as reported by iMoneyNet (after giving consideration to fees, fee waivers and expenses) for each of the past three calendar years and for the first three months of 2017, and was also superior to the average performance of LGIPs included in the S&P LGIP Index for each of the three past calendar years.

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale in the costs of providing services are realized when a fund’s assets increase significantly. It determined that the current advisory fee rate, which is low in comparison to other institutional government money market funds, reflect a sharing with the Fund of the benefit of economies of scale previously realized by PFM when total net assets of the Fund and the Trust were greater than is presently the case. The Board determined, in this respect, that the Fund continues to benefit from this lower fee notwithstanding the fact that the decrease in the net assets of the Fund and the Trust has reduced economies of scale.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the estimated costs incurred by PFM in providing services to the Trust and the estimated profits realized by PFM from its relationship with the Trust for the one year periods ended December 31, 2014, December 31, 2015 and December 31, 2016 and for the three month period ended March 31, 2017. The Board reviewed and discussed the information contained therein, including the methodology used to allocate expenses for the purpose of the profitability analysis. It observed that the decline in total net assets of the Fund and the Trust during the past year, as well as fee waivers, have reduced PFM’s profits and profit margin with respect to the Fund as compared to earlier periods. Notwithstanding this change in profitability, the Board concluded (based on its review of financial information provided to it) that PFM continues to have the financial resources needed for it to continue to provide all required services to the Fund. In addition, representatives of PFM assured the Board that PFM remains fully committed to fulfilling its obligations to the Fund. Based on this review, the Board concluded that PFM’s profits from its relationship with the Fund have been reasonable and that, given the investment performance of the Fund and superior service levels and quality, the profits realized by PFM from its relationship with the Trust and the Fund have not been excessive. The Board also determined that PFM does not receive any significant indirect benefits from its relationship with the Trust or the Fund and does not receive any “float” benefit in connection with transfers of funds in connection with purchases or redemptions of Fund shares.

General Conclusions. The Board determined that the services provided by PFM to the Trust and the Fund are of very high quality and concluded that it was very satisfied with the services provided by PFM and with the fees, expenses and investment performance of the Fund. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the renewal of the Advisory Agreement was unanimously approved by the Board and by a separate vote of the Independent Trustees.

PFM Funds Annual Report | June 30, 2017       17

Investment Adviser, Administrator & Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101

1-800-338-3383

5067 • 7/17

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2017, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/17	6/30/16

(a) AUDIT FEES:	$40,230	$58,910

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE

THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULE OF INVESTMENTS IS INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS

DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/6/2017	.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President .

Date	9/6/2017	.

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer .

Date	9/6/2017	.

* Print the name and title of each signing officer under his or her signature.